SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flow Statement [Abstract]
Accounts receivable	$ (401)	$ 637
Inventory	(339)	200
Prepayments and other	(125)	89
Accounts payable and other	580	(102)
Changes in non-cash working capital, net	$ (285)	$ 824